Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Inventories

Inventories comprise the following:

	2018			2017(a)			2016(a)
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,099	(83)	1,016	1,041	(79)	962	1,053	(104)	949
Work in process	4,637	(549)	4,088	4,348	(656)	3,692	4,512	(710)	3,802
Finished goods	2,533	(160)	2,373	2,342	(178)	2,164	2,345	(200)	2,145

Total	8,269	(792)	7,477	7,731	(913)	6,818	7,910	(1,014)	6,896

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).